Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.82%	18.02%	22.54%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	12.09%	17.06%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.12%	11.10%	15.75%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.29%	14.50%	19.32%
Performance Inception Date	Sep. 07, 1948
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.25%	14.86%	18.98%
Performance Inception Date	May 31, 1994
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.51%	16.10%	20.28%
Performance Inception Date	Aug. 19, 2002
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.52%	16.09%	20.24%
Performance Inception Date	Dec. 20, 2004